Note 8 - Liability for Equity-Linked Financial Instruments (Details) - Schedule of Inputs to Black-Scholes Model - $ / shares	9 Months Ended	12 Months Ended		72 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price			$ 26.25
Exercise price			$ 34.50
Expected life			2 years 6 months
Expected volatility			63.00%	59.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price		$ 3.75		$ 3.75
Exercise price		$ 0.75		$ 0.75
Expected life	5 years	5 years		2 years
Risk-free interest rate				0.13%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price		$ 37.50		$ 37.50
Exercise price		$ 25.613		$ 25.613
Expected life		10 years		6 years 6 months
Risk-free interest rate				2.97%